Lease Commitments - Summary of Information Associated with Obligations Under Leases (Detail)	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted-average remaining term (years)	12 years 10 months 24 days	6 years 1 month 6 days
Weighted-average discount rate	4.90%	2.40%